Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Taxes
Summary of reconciliation of statutory rate to the Company's effective tax rate
	For the Years Ended September 30,
	2025	2024	2023
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	-	-	0.5%
Research and development (“R&D”) tax credit	-	0.1%	2.9%
Exempt income	-	-	0.9%
Non-PRC entities not subject to PRC tax	0.6%	(14.7)%	(20.8)%
Change in valuation allowance	(13.2)%	0.1%	0.5%
Others	(12.4)%	(10.4)%	(1.4)%
Effective tax rate	0.0%	0.1%	7.6%

Summary of provision for income tax
	For the Years Ended September 30,
	2025	2024	2023
Current income tax expenses (benefits)	$378	$59	$(203,551)
Deferred income tax benefits	-	(8,984)	(18,571)
Income tax expenses (benefits)	$378	$(8,925)	$(222,122)

Summary of components of deferred tax liabilities and assets
	As of	As of
	September 30,	September 30,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$197,928	$806,941
Allowance on receivables	4,610,708	2,411,270
Allowance on inventory	-	76,551
Valuation allowance on deferred tax assets	(4,808,636)	(3,294,762)
Total	-	-